Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets

9. Intangible Assets

Intangible assets are amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets.

The carrying values of amortized intangible assets are as follows (in thousands):

	September 30, 2011			December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$25,810	$(18,938)	$6,872	$25,571	$(14,992)	$10,579
Non-compete agreements	952	(952)	—	952	(922)	30
Customer relationships	32,561	(25,443)	7,118	26,516	(21,685)	4,831
Trade names	9,787	(5,314)	4,473	9,796	(4,713)	5,083
Customer contracts	44,630	(30,664)	13,966	45,344	(24,659)	20,685

	$113,740	$(81,311)	$32,429	$108,179	$(66,971)	$41,208

Amortization of intellectual property is recorded in cost of revenue, while the amortization of other acquired intangible assets is included in operating expenses. The following table summarizes the amortization expense of acquired intangible assets for the periods indicated (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Cost of revenue—Technology	$1,267	$1,069	$3,820	$3,280
Cost of revenue—Marketing	127	134	400	401
Operating expenses	3,669	4,029	11,090	12,149

Total	$5,063	$5,232	$15,310	$15,830

9. Intangible Assets

Intangible assets are amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets. Estimated useful lives as of December 31, 2010 are as follows:

	Estimated Life	Weighted- Average Remaining Life
Intellectual property	2 to 10 years	2.5 years
Non-compete agreements	2 to 3 years	0.7 years
Customer relationships	3 to 15 years	3.6 years
Trade names	2 to 10 years	8.0 years
Customer contracts	2 to 6 years	3.1 years

The carrying values of amortized intangible assets are as follows (in thousands):

	December 31, 2009			December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$25,858	$(10,853)	$15,005	$25,571	$(14,992)	$10,579
Non-compete agreement	962	(817)	145	952	(922)	30
Customer relationships	30,856	(20,763)	10,093	26,516	(21,685)	4,831
Trade names	9,588	(3,998)	5,590	9,796	(4,713)	5,083
Customer contracts	44,286	(14,864)	29,422	45,344	(24,659)	20,685

	$111,550	$(51,295)	$60,255	$108,179	$(66,971)	$41,208

Amortization of developed technologies is recorded in cost of revenue, while the amortization of other acquired intangible assets is included in operating expenses. The following table summarizes the amortization expense of acquired intangible assets for the fiscal years indicated (in thousands):

	Year Ended December 31,
	2008	2009	2010
Cost of revenue—Technology	$4,200	$4,380	$4,376
Cost of revenue—Marketing	819	576	534
Operating expenses	13,820	18,491	16,147

Total	$18,839	$23,447	$21,057

The estimated future amortization of acquired intangible assets as of December 31, 2010 is as follows (in thousands):

Year Ending December 31,
2011	$17,862
2012	12,991
2013	7,189
2014	913
2015	696
Thereafter	1,557

Total	$41,208